Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Auto Services Group Limited (“SunCar”) was incorporated under the laws of the British Virgin Islands (“BVI”) on September 19, 2012 and continued in the Cayman Islands in accordance with applicable laws.

On May 23, 2022, SunCar entered into the Agreement and Plan of Merger (“Merger Agreement”) with Goldenbridge Acquisition Limited (“Goldenbridge”), SunCar Technology Group Inc. (“SunCar Technology”, or the “Company”), and SunCar Technology Global Inc (the “Merger Sub”), a Cayman Islands exempted company and wholly owned subsidiary of SunCar Technology. Pursuant to the Merger Agreement, at the closing of the transactions (the “Business Combination”, or the “Transaction”) contemplated by the Merger Agreement (the “Closing”), (i) Goldenbridge was merged with and into SunCar Technology, with Goldenbridge ceasing to exist and SunCar Technology continuing as the surviving corporation; and (ii) the Merger Sub was merged with and into SunCar, with the Merger Sub ceasing to exist and SunCar continuing as the surviving company.

The Company, through its wholly-owned subsidiaries (collectively, the “Group”), primarily engages in providing auto eInsurance service, technology service and auto service in the People’s Republic of China (“PRC” or “China”).

Sun Car Online Insurance Agency Co., Ltd. (“SunCar Online”) was incorporated under the laws of PRC on December 5, 2007, and along with its subsidiaries, constitutes the Group’s main operating entities in China.

Reverse recapitalization

On May 17, 2023 (the “Closing Date”), following the approval at a Special Meeting of the shareholders on April 14, 2023, Goldenbridge and SunCar Technology consummated the closing of the Transaction contemplated by the Merger Agreement. Following the consummation of the Transaction, Goldenbridge became a wholly-owned subsidiary of SunCar Technology, and all outstanding shares of Goldenbridge were converted into the right to receive shares of SunCar Technology. Goldenbridge ceased its existence. The combined company retained the name SunCar Technology.

SunCar was determined to be the accounting acquirer, as it effectively controlled the combined entity after the Transaction. The Transaction is not accounted for as a business combination because Goldenbridge did not meet the definition of a business. Instead, the Transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by SunCar for the net monetary assets of the Company, accompanied by a recapitalization. Accordingly, SunCar is determined as the accounting acquirer, and its historical financial statements became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the ordinary shares and convertible preferred shares of SunCar that were issued and outstanding immediately prior to the Transaction were cancelled and converted into an aggregate of 31,971,435 Class A ordinary shares and 49,628,565 Class B ordinary shares, which have been restated retrospectively to reflect the equity structure of the Company. The par value of ordinary shares changed from $0.00005 to $0.0001, the difference of $3 was adjusted retrospectively as in addition paid-in capital as of December 31, 2022.

As of December 31, 2025, SunCar’s major subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”)	December 5, 2007	PRC	51.16%*	Auto eInsurance service
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”)	June 11, 2009	PRC	100.00%	Technology services
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”)	April 26, 2018	PRC	100.00%	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”)	June 8, 2013	PRC	84.52%	Auto service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”)	November 22, 2012	PRC	100.00%	Holding company
Jiangxi Jiayi Auto Insurance Agency Co., Ltd. (“Jiangxi Jiayi”)	November 5, 2025	PRC	100.00%	Auto eInsurance service

*

On July 18, 2025, the People’s Court of Songjiang District, Shanghai, issued a judgment to revoke, within the amount of the creditor’s rights confirmed in the civil mediation agreement in favor of the plaintiff, the equity transfer of SunCar Online by the defendant, Zhejiang Shengling Automotive Service Co., Ltd. (formerly known as Shengda Automobile Service Group Co. Limited, or “Shengda Group”), to Shanghai Feiyou, and ordered the restoration of the equity ownership. Shanghai Feiyou subsequently filed an appeal against the judgment.

On October 31, 2025, the People’s Court upheld the original judgement. Considering the amount of the plaintiff’s claim against Shengda Group, Shanghai Feiyou’s equity interest in SunCar Online was reduced from 55.34% to 48.11% as of December 31, 2025. According to concerted action arrangements between Shanghai Feiyou and other shareholders, which still collectively hold an aggregate equity interest of 51.16% in SunCar Online, the Group believes that the outcome of this dispute will not affect Shanghai Feiyou’s effective control over SunCar Online. As of the issuance date of the audited consolidated financial statements, the judgment has not yet been enforced.